Consolidated Statements of Comprehensive Income or Loss (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 9.1	$ (13.5)	$ (3.6)	$ 22.1	$ (21.1)	$ (8.2)	$ 34.6	$ (1.5)	$ 14.1	$ 3.8	$ 57.7
Foreign currency translation:
Net unrealized gain (loss) arising during the period									40.6	35.3	(50.0)
Derivative instruments:
Net unrealized gain (loss) arising during the period									2.6	0.5	(1.5)
Reclassification of losses included in earnings									3.4	(3.4)	(4.6)
Defined benefit plans:
Net unrealized loss arising during the period									10.6	(9.2)	(13.8)
Reclassification of actuarial loss into earnings									(1.5)	(0.8)	(0.3)
Other comprehensive income (loss)									51.9	30.8	(60.4)
Comprehensive income (loss)									$ 66.0	$ 34.6	$ (2.7)